Earnings/(loss) per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings/(loss) per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

For the six months ended June 30,
2025 2024
Net income/(loss) $ 7,539 $ (706)
Dividends on series B preferred shares (2,884) (2,884)
Net income/(loss) attributable to common stockholders $ 4,655 $ (3,590)
Weighted average number of common shares, basic

and diluted
110,095,604 112,818,414
Earnings/(loss) per share, basic and diluted $ 0.04 $ (0.03)